Risk and capital management- Risk descriptions (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Risk and capital management
LCR	266.00%	169.00%
Liquidity risk and refinancing risk
Risk and capital management
Maturity of LCR assets	2 days
LCR	266.00%	169.00%
NSFR	144.00%	140.00%
Liquidity risk and refinancing risk | Minimum
Risk and capital management
Period of contingencies for new lending without access to credit facility	2 months
LCR	110.00%
NSFR	100.00%
Liquidity risk and refinancing risk | Minimum | EUR
Risk and capital management
LCR	110.00%
Liquidity risk and refinancing risk | Minimum | USD
Risk and capital management
LCR	110.00%
Credit risk | Maximum
Risk and capital management
Percentage of individual and collectively limited exposures in relation to own funds	20.00%
Percentage of expected loss within one year in relation to Common Equity Tier 1 capital	2.00%
Percentage of total portfolio maturity in relation to Common Equity Tier 1 capital	8.00%
Average risk weight for exposures to corporates and institutions	55.00%
Concentration risk in relation to the Swedish FSA's assessed capital requirement for credit risk	30.00%
Net exposure to counterparties in segments of less or equal to BB minus in relation to Tier One capital	80.00%
Market risk
Risk and capital management
Parallel shift of all yield curves (in basis points)	100
Parallel shift of interest rates (in basis points)	100
Parallel shift of basis spreads (in basis points)	20
Market risk | Minimum
Risk and capital management
Percentage of hedged interest-rate risk in loans outstanding in CIRR system	75.00%
Market risk | Maximum
Risk and capital management
Interest rate sensitivity to 100 basis points parallel shift of all yield curves	kr 500
Impact on future earnings margin resulting from change in interest rates of 100 basis points and change in basis spreads of 20 basis points	350
Aggregated risk measure
Risk and capital management
Market risk exposure	742	kr 582
Aggregated risk measure | Maximum
Risk and capital management
Market risk exposure	1,100
VAR for own funds
Risk and capital management
Market risk exposure	14	20
VAR for own funds | Maximum
Risk and capital management
Market risk exposure	100
VAR for liquidity portfolio
Risk and capital management
Market risk exposure	8	kr 9
VAR for liquidity portfolio | Maximum
Risk and capital management
Market risk exposure	50
Operational risk
Risk and capital management
Possible losses for which measures to minimize are to be taken without delay	150
Expected losses for which measures to reduce are to be taken without delay	kr 2
Operational risk | Maximum
Risk and capital management
Period for measures to minimize possible losses to be taken before Finance and Risk Committee is to be informed	2 months
Period to reduce expected loss	6 months
Risk appetite for expected losses	kr 20
Period to mitigate critical internal audit remarks	6 months
Period to mitigate critical external audit remarks	2 months
Sustainability risk | Maximum
Risk and capital management
Gross lending to fossil operations	5.00%